Share-Based Payments (Details) - Schedule of options were granted	6 Months Ended
Jun. 30, 2022 shares
Incentive Equity Plan [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,850,886
Grant date	01/01/2022
Expiry date	01/01/2032
Incentive Equity Plan [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,191,300
Grant date	01/04/2022
Expiry date	01/04/2032
SAYE scheme [Member]
Share-Based Payments (Details) - Schedule of options were granted [Line Items]
Number	1,496,903
Grant date	26/01/2022
Expiry date	31/08/2025